Consolidated Statements of Changes in Partners' Capital (Net Asset Value) - USD ($)	Class A General Partner	Class A Limited Partners	Class A	Class B General Partner	Class B Limited Partners	Class B	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 1 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners	Legacy 2 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 1 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 2 Class	Global 3 Class General Partner	Global 3 Class Limited Partners	Global 3 Class	Total
Partners' capital, (net asset value) at Dec. 31, 2012	$ 3,040,653						$ 897,998			$ 864,602			$ 1,160,812			$ 1,649,835
Partners' capital, (net asset value) (in units) at Dec. 31, 2012	2,499.78						1,025.00			1,000.00			1,372.890			1,974.700
Partners' capital, (net asset value) at Dec. 31, 2012		$ 31,269,640			$ 330,303,791			$ 3,851,016			$ 11,061,307			$ 10,526,414			$ 23,335,702			$ 218,778,280
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		25,707.33			322,257.31			4,395.66			12,793.52			12,449.600			27,930.650			280,522.120
Partners' capital, (net asset value) at Dec. 31, 2012																						$ 636,740,050
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2012			$ 1,216.37			$ 1,024.97			$ 876.10			$ 864.60			$ 845.52			$ 835.49			$ 779.90
Increase (Decrease) in Partners' Capital
Contributions											$ 426,064			$ 914,871			$ 1,955,847			$ 24,761,125		28,057,907
Contributions (in units)											493.95			1,080.050			2,344.850			32,538.510
Redemptions	$ (2,000,000)	$ (9,627,119.000)			$ (97,440,547)			$ (931,514)			$ (6,827,074)			$ (2,949,624)			$ (10,046,041)			$ (63,241,200)		(193,063,119)
Redemptions (in units)	(1,735.79)	(8,214.87)			(99,484.86)			(1,082.43)			(8,156.51)			(3,590.890)			(12,372.290)			(84,126.070)
Net income (loss)	$ (147,050)	$ (1,182,305.000)			$ (14,675,494)		$ (15,715)	$ (67,593)		$ (16,840)	$ (310,469)		$ (14,111)	$ (190,381)		$ (23,766)	$ (503,068)			$ (7,216,037)		(24,362,829)
Partners' capital, (net asset value) at Dec. 31, 2013	$ 893,603						$ 882,283			$ 847,762			$ 1,146,701			$ 1,626,069
Partners' capital, (net asset value) (in units) at Dec. 31, 2013	763.99						1,025.00			1,000.00			1,372.890			1,974.700
Partners' capital, (net asset value) at Dec. 31, 2013		$ 20,460,216			$ 218,187,750			$ 2,851,909			$ 4,349,828			$ 8,301,280			$ 14,742,440			$ 173,082,168
Partners' capital, (net asset value) (in units) at Dec. 31, 2013		17,492.46			222,772.45			3,313.23			5,130.96			9,938.760			17,903.210			228,934.560
Partners' capital, (net asset value) at Dec. 31, 2013																						447,372,009
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2013	$ 1,169.660		$ 1,169.66	$ 979.420		$ 979.42	$ 860.760		$ 860.76	$ 847.760		$ 847.76	$ 835.240		$ 835.24	$ 823.450		$ 823.45	$ 756.030		$ 756.03
Increase (Decrease) in Partners' Capital
Contributions											$ 7,000			$ 4,512,500			$ 45,500			$ 2,877,700		7,442,700
Contributions (in units)											8.26			5,110.560			57.380			3,959.100
Redemptions	$ (500,000)	$ (6,021,131)			$ (62,793,949)			$ (1,274,439)		$ (600,000)	$ (3,608,100)			$ (4,727,567)		$ (500,000)	$ (10,123,533)			$ (79,590,652)		(169,739,371)
Redemptions (in units)	(456.65)	(5,367.12)			(66,902.61)			(1,510.49)		(736.87)	(4,414.80)			(5,842.750)		(645.120)	(12,763.750)			(107,331.930)
Net income (loss)	$ (10,168)	$ 688,153			$ 6,530,212		$ 76,246	$ 108,366		$ (5,614)	$ (82,077)		$ 107,073	$ 321,553		$ 68,805	$ 5,919			$ 5,645,382		13,453,850
Partners' capital, (net asset value) at Dec. 31, 2014	$ 383,435		$ 383,435				$ 958,529		$ 958,529	$ 242,148		$ 242,148	$ 1,253,774		$ 1,253,774	$ 1,194,874		$ 1,194,874
Partners' capital, (net asset value) (in units) at Dec. 31, 2014	307.34		307.34				1,025.00		1,025.00	263.13		263.13	1,372.890		(1,372.89)	1,329.580		(1,329.58)
Partners' capital, (net asset value) at Dec. 31, 2014		$ 15,127,238	$ 15,127,238		$ 161,924,013	$ 161,924,013		$ 1,685,836	$ 1,685,836		$ 666,651	$ 666,651		$ 8,407,766	$ 8,407,766		$ 4,670,326	$ 4,670,326		$ 102,014,598	$ 102,014,598
Partners' capital, (net asset value) (in units) at Dec. 31, 2014		12,125.34	9,757.99		155,869.84	155,869.84		1,802.74	1,802.74		724.42	724.42		9,206.570	9,206.57		5,196.840	5,196.84		125,561.730	125,561.73
Partners' capital, (net asset value) at Dec. 31, 2014																						298,529,188
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2014	$ 1,247.570		$ 1,247.57	1,038.840		$ 1,038.84	$ 935.150		$ 935.15	$ 920.260		$ 920.26	$ 913.240		$ 913.24	$ 898.690		$ 898.69	812.470		$ 812.47
Increase (Decrease) in Partners' Capital
Contributions														$ 18,081,254						$ 1,669,956		19,751,210
Contributions (in units)														19,977.510						2,049.410
Redemptions		$ (2,654,887)			$ (21,708,027)			$ (480,775)			$ (187,697)			$ (5,837,752)			$ (1,440,566)			$ (38,892,725)		(71,202,429)
Redemptions (in units)		(2,367.35)			(22,241.18)			(540.60)			(208.90)			(6,680.390)			(1,703.320)			(49,191.570)
Net income (loss)	$ (47,567)	$ (1,808,792)			$ (19,398,126)		$ (100,051)	$ (147,970)		$ (25,804)	$ (55,101)		$ (131,152)	$ (2,249,884)		$ (127,181)	$ (424,356)			$ (8,827,146)		(33,343,130)
Partners' capital, (net asset value) at Dec. 31, 2015	$ 335,868		$ 335,868				$ 858,478		$ 858,478	$ 216,344		$ 216,344	$ 1,122,622		$ 1,122,622	$ 1,067,693		$ 1,067,693
Partners' capital, (net asset value) (in units) at Dec. 31, 2015	307.34		307.34				1,025.00		1,025.00	263.13		263.13	1,372.890		(1,372.89)	1,329.580		(1,329.58)
Partners' capital, (net asset value) at Dec. 31, 2015		$ 10,663,559	$ 10,663,559		$ 120,817,860	$ 120,817,860		$ 1,057,091	$ 1,057,091		$ 423,853	$ 423,853		$ 18,401,384	$ 18,401,384		$ 2,805,404	$ 2,805,404		$ 55,964,683	$ 55,964,683
Partners' capital, (net asset value) (in units) at Dec. 31, 2015		9,757.99	12,125.34		133,628.66	133,628.66		1,262.14	1,262.14		515.52	515.52		22,503.690	22,503.69		3,493.520	3,493.52		78,419.570	78,419.57
Partners' capital, (net asset value) at Dec. 31, 2015																						$ 213,734,839
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2015	$ 1,092.800		$ 1,092.80	$ 904.130		$ 904.13	$ 837.540		$ 837.54	$ 822.190		$ 822.19	$ 817.710		$ 817.71	$ 803.030		$ 803.03	$ 713.660		$ 713.66